LONG-TERM LOANS AND OTHER BORROWINGS - Bank loans (Details) RM in Millions, $ in Millions, Rp in Billions	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 IDR (Rp)
Borrowings and other credit facilities
Current maturities			Rp (5,209)		Rp (4,521)
Long-term portion		$ 2,062	27,974		26,367
Bank loans
Borrowings and other credit facilities
Total loans and other borrowings			18,044		15,617
Unamortized debt issuance cost			(40)		(51)
Total			18,004		15,566
Current maturities			(4,110)		(3,637)
Long-term portion			13,894		11,929
Bank loans | Third parties
Borrowings and other credit facilities
Total loans and other borrowings			10,149		9,292
Bank loans | Syndication of banks | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			2,250		3,650
Bank loans | The Bank of Tokyo-Mitsubishi-UFJ, Ltd. | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			1,944		2,361
Bank loans | Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			1,726		1,162
Bank loans | PT Bank Central Asia Tbk ("BCA") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			1,100
Bank loans | PT Bank Sumitomo Mitsui Indonesia ("Sumitomo") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			804		647
Bank loans | United Overseas Bank Limited ("UOB Singapore") | USD
Borrowings and other credit facilities
Total loans and other borrowings		49	664	$ 36	484
Bank loans | UOB | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			500		500
Bank loans | PT Bank ANZ Indonesia | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			440		240
Bank loans | PT Bank ICBC Indonesia ("ICBC") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			249
Bank loans | PT Bank DBS Indonesia | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			144
Bank loans | Japan Bank for International Cooperation ("JBIC") | USD
Borrowings and other credit facilities
Total loans and other borrowings		$ 9	128	$ 16	211
Bank loans | Exim Bank of Malaysia Berhad | Malaysian ringgits
Borrowings and other credit facilities
Total loans and other borrowings	RM 37		124
Bank loans | Others | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			26		37
Bank loans | Others | Malaysian ringgits
Borrowings and other credit facilities
Total loans and other borrowings	RM 15		50
Bank loans | Related parties
Borrowings and other credit facilities
Total loans and other borrowings			7,895		6,325
Bank loans | BNI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			4,603		3,222
Bank loans | BRI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			2,166		1,871
Bank loans | Bank Mandiri | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			Rp 1,126		Rp 1,232